Segment Information - Consolidated Statement of Income by Business Area (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Finance Expenses	$ 739	$ 789	$ 1,494	$ 1,610
IFRS 16 [member]
Disclosure of operating segments [line items]
Finance Expenses			$ 333